Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan		9,011,946
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights		0.286
Performance Units [Member]
Performance Units
Awarded Units		590,700	597,400	575,000
Weighted Average Grant Date Fair Value, Granted		$ 69.78	$ 62.77	$ 59.19
Vesting Period (in years)		3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score		164.80%	163.90%	176.30%
Performance Units Earned		956,055	1,111,966	1,202,107
Performance Units Manditorily Deferred as AEP Career Shares		20,213	9,963	41,707
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program		47,177	51,684	54,074
Performance Units to be Paid in Cash		888,665	1,050,319	1,106,326
Cash Payouts
Cash Payouts for Performance Units		$ 64.9	$ 62.7	$ 48.1
Cash Payouts for AEP Career Share Distributions		$ 0.0	$ 9.1	$ 3.0
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 69.78	$ 62.77	$ 59.19
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		69.78	62.77	59.19
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 69.78	$ 62.77	$ 59.19
Stock Based Compensation (Textuals) [Abstract]
Performance Score by HR Committee, Lower Range		0.00%
Performance Score by HR Committee, Higher Range		200.00%
Equity Payouts For Career Share Distributions		$ 0.4	$ 0.0	$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years 10 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		15.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		27.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.44%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		19.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.21%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.48%
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Textuals) [Abstract]
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)		72 months
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units		74,600	89,200	103,600
Weighted Average Grant Date Fair Value, Granted		$ 72.35	$ 63.83	$ 54.35
Vesting Period	[1]	(b)	(b)	(b)
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 72.35	$ 63.83	$ 54.35
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		72.35	63.83	54.35
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 72.35	$ 63.83	$ 54.35
Restricted Shares and Restricted Stock Units [Member]
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested		$ 16.1	$ 16.4	$ 18.3
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	[2]	$ 20.0	$ 21.0	$ 24.2
Restricted Stock [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 65.26	$ 62.88	$ 58.56
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		255,800	242,000	397,500
Weighted Average Grant Date Fair Value		$ 65.26	$ 62.88	$ 58.56
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		603,600
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 57.54
Shares/Units, Granted		255,800	242,000	397,500
Weighted Average Grant Date Fair Value, Granted		$ 65.26	$ 62.88	$ 58.56
Shares/Units, Vested		(295,100)
Weighted Average Grant Date Fair Value, Vested		$ 54.72
Shares/Units, Forfeited		(34,700)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 61.53
Nonvested, Shares/Units, Ending Balance		529,600	603,600
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 62.13	$ 57.54
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		255,800	242,000	397,500
Weighted Average Grant Date Fair Value		$ 65.26	$ 62.88	$ 58.56
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		255,800	242,000	397,500
Total Aggregate Intrinsic Value of Nonvested Shares		$ 39.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)		1.6 years
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 70.79	$ 64.96	$ 55.46
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		14,800	19,100	24,900
Weighted Average Grant Date Fair Value		$ 70.79	$ 64.96	$ 55.46
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		14,800	19,100	24,900
Weighted Average Grant Date Fair Value, Granted		$ 70.79	$ 64.96	$ 55.46
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		14,800	19,100	24,900
Weighted Average Grant Date Fair Value		$ 70.79	$ 64.96	$ 55.46
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		14,800	19,100	24,900
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash		10 years
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	[3]	$ 79.5	$ 66.5	$ 63.8
Actual Tax Benefit Realized		18.9	23.3	22.3
Total Compensation Cost Capitalized		26.4	$ 20.8	$ 20.3
Stock Based Compensation (Textuals) [Abstract]
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted		$ 64.0
Weighted-average Period of Unrecognized Compensation Costs (in years)		1.35 years
Granted 2010 [Member] | Restricted Stock [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member] | August 3, 2013 through August 3, 2015 [Member]
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		165,520
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		165,520
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		165,520
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		165,520

[1]	(a)Awarded units in 2017 are mezzanine equity awards and awarded units in 2016 and 2015 are liability awards.
[2]	Intrinsic value is calculated as market price at exercise date.
[3]	(a)Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.